Restructuring and Other Costs	12 Months Ended
Dec. 31, 2013
Restructuring, Severance and Other Costs [Abstract]
Restructuring and Other Costs
Restructuring and Other Costs
As a result of a strategic business realignment announced in 2012, The Hartford is currently focusing on its Property & Casualty, Group Benefits and Mutual Funds businesses. In addition, the Company implemented restructuring activities in 2011 across several areas aimed at reducing overall expense levels. The Company intends to substantially complete the related restructuring activities over the next 24 months. For further discussion of the Company's strategic business realignment and related business disposition transactions, see Note 2 - Business Dispositions of Notes to Consolidated Financial Statements.
Termination benefits related to workforce reductions and lease and other contract terminations have been accrued through December 31, 2013. Additional costs, mainly severance benefits and other related costs and professional fees, expected to be incurred subsequent to December 31, 2013, and asset impairment charges, if any, will be expensed as appropriate.
In 2013, The Hartford initiated a plan to consolidate its real estate operations in Connecticut, including the intention to exit certain facilities and relocate employees. The consolidation of real estate in Connecticut is consistent with The Hartford's strategic business realignment and follows the completion of sales of the Retirement Plans and Individual Life businesses. Asset related charges will be incurred over the remaining estimated useful life of facilities, and relocation and other maintenance charges will be recognized as incurred.
Restructuring and other costs are expected to approximate $147, pre-tax. As the Company executes on its operational and strategic initiatives, the Company's estimate of and actual costs incurred for restructuring activities may differ from these estimates.
Restructuring and other costs, pre-tax incurred by the Company in connection with these activities are as follows:

	For the years ended December 31,
	2013	2012
Severance benefits and related costs	$7	$93
Professional fees	15	23
Asset impairment charges	5	4
Total restructuring and other costs	$27	$120

There were no restructuring and other costs incurred by the Company in 2011.
Changes in the accrued restructuring liability balance included in other liabilities in the Company's Consolidated Balance Sheets are as follows:

	For the year ended December 31, 2013
	Severance Benefits and Related Costs	Professional Fees	Asset Impairment Charges	Total Restructuring and Other Costs
Balance, beginning of period	$31	$—	$—	$31
Accruals/provisions	7	15	5	27
Payments/write-offs	(37)	(15)	(5)	(57)
Balance, end of period	$1	$—	$—	$1

	For the year ended December 31, 2012
	Severance Benefits and Related Costs	Professional Fees	Asset Impairment Charges	Total Restructuring and Other Costs
Balance, beginning of period	$—	$—	$—	$—
Accruals/provisions	93	23	4	120
Payments/write-offs	(62)	(23)	(4)	(89)
Balance, end of period	$31	$—	$—	$31